Private Placement Warrants and Recurring Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Private Placement Warrants and Recurring Fair Value Measurements [Abstract]
PRIVATE PLACEMENT WARRANTS AND RECURRING FAIR VALUE MEASUREMENTS

6.      PRIVATE PLACEMENT WARRANTS AND RECURRING FAIR VALUE MEASUREMENTS

Warrant Liability

Prior to the Business Combination, B. Riley 150 issued 173,333 Private Placement Warrants with an exercise price of $11.50 per share. The Private Placement Warrants are identical to the Public Warrants, as described in Note 7, Equity, except that the Private Placement Warrants (including the common stock underlying the Private Placement Warrants) were not transferable, assignable or salable until August 18, 2022, and they are not redeemable by the Company for cash so long as they are held by the sponsor or its permitted transferees. The sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis. If the Private Placement Warrants are held by holders other than the sponsor or its permitted transferees, the Private Placement Warrants can be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants. Upon the Closing of the Business Combination, the Company has determined that the Private Placement Warrants are classified as liabilities and marked to market at each reporting period.

A Black-Scholes model is used to value the Private Placement Warrants at each reporting period. The change in fair value of warrants is recognized as part of change in fair value of warrant liabilities in the Consolidated Statements of Operations. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate, discount rate and dividend yield. The Company estimates the volatility of its common stock based on a binomial lattice model using the stock price and the price of the Public Warrants as of the valuation date, risk-free interest rate, and the expected life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the Private Placement Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The value of the warrant is de minimis and as such the company did not revalue the warrants as of June 30, 2023.

The key inputs into the Black-Scholes model in determining the fair value of the Private Placement Warrants were as follows at June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Risk-free interest rate	3.7%	4.0%
Expected term (years)	4.3	4.5
Expected volatility	91.5%	53.3%
Exercise price	$11.50	$11.50
Dividend yield	0	0

The following table presents a summary of the changes in the fair value of the Private Placement Warrants liability since the Closing Date:

(In thousands)
Warrant liabilities at July 19, 2022	$114
Change in fair value of warrant liabilities	(90)
Warrant liabilities at December 31, 2022	24
Change in fair value of warrant liabilities	(13)
Warrant liabilities at March 31, 2023	11
Change in fair value of warrant liabilities	—
Warrant liabilities at June 30, 2023	$11

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	(In thousands)
	June 30, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Liabilities:
Private Placement Warrants	$11	$—	$—	$11
Total	$11	$—	$—	$11
	(In thousands)
	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Liabilities:
Private Placement Warrants	$24	$—	$—	$24
Total	$24	$—	$—	$24

7.      PRIVATE PLACEMENT WARRANTS AND RECURRING FAIR VALUE MEASUREMENTS

Warrant Liability

Prior to the Business Combination, B. Riley 150 issued 173,333 Private Placement Warrants with an exercise price of $11.50 per share. The Private Placement Warrants are identical to the Public Warrants, as described in Note 9, Equity, except that the Private Placement Warrants (including the common stock underlying the Private Placement Warrants) were not transferable, assignable or salable until August 18, 2022 and they are not redeemable by the Company for cash so long as they are held by the sponsor or its permitted transferees. The sponsor, or its permitted transferees, has the option to exercise the Private Placement Warrants on a cashless basis. If the Private Placement Warrants are held by holders other than the sponsor or its permitted transferees, the Private Placement Warrants can be redeemable by the Company in all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants. Upon the Closing of the Business Combination, the Company has determined that the Private Placement Warrants are classified as liabilities and marked to market at each reporting period.

A Black-Scholes model is used to value the Private Placement Warrants at each reporting period. The change in fair value of warrants is recognized as part of change in fair value of warrant liabilities in the Consolidated Statements of Operations. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate, discount rate and dividend yield. The Company estimates the volatility of its common stock based on a binomial lattice model using the stock price and the price of the Public Warrants as of the valuation date, risk-free interest rate, and the expected life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero- coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the Private Placement Warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

The key inputs into the Black-Scholes model in determining the fair value of the Private Placement Warrants were as follows at December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Risk-free interest rate	4.0%	1.3%
Expected term (years)	4.5	5.5
Expected volatility	53.3%	18.5%
Exercise price	$11.50	$11.50
Dividend yield	0	0

The following table presents a summary of the changes in the fair value of the Private Placement Warrants liability since the Closing Date:

(in thousands)
Warrant liabilities at July 19, 2022	$114
Change in fair value of warrant liabilities	(90)
Warrant liabilities at December 31, 2022	$24

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. As of December 31, 2021, no assets and liabilities were measured at fair value on a recurring basis.

	(in thousands)
	December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)
Liabilities:
Private Placement Warrants	$24	$—	$—	$24
Total	$24	$—	$—	$24